STOCK COMPENSATION PLANS	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK COMPENSATION PLANS

NOTE 6 – STOCK COMPENSATION PLANS

In the ordinary course of business, the Company may issue stock options to employees, officers and directors from time to time. Fair values of the stock option awards are based on the associated value of the services rendered, where reasonably determinable.

During the year ended August 31, 2016, the Company granted the following stock options:

•	On August 7, 2016, the Company granted options to an employee to purchase 50,000 shares of our common stock at a price of $0.50 per share, that do not expire. The option had a value of $21,500.

•

On August 19, 2016, the Company granted options to an employee to purchase an aggregate of 4,500,000 shares of our common stock at a price of $0.75 per share, with 1/3 of the shares vesting on August 19, 2017, $1.25 per share for 1/3 of the shares vesting on August 19, 2018, and $2.00 per share for 1/3 of the shares vesting on August 19, 2019. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $2,528,880. Total compensation cost expected to be recognized in future periods for unvested options at November 30, 2017 amounted to $785,223. During the three months ended November 30, 2017 and 2016, the Company charged to operations stock-based compensation expense of $175,136 and $385,298, respectively.

During the year ended August 31, 2017, the Company granted the following stock options:

•

On October 7, 2016, the Company granted options to an employee to purchase an aggregate of 4,500,000 shares of our common stock at a price of $0.75 per share for 1/3 of the shares vesting on October 7, 2017, $1.25 per share for 1/3 of the shares vesting on October 7, 2018, and $2.00 per share for 1/3 of the shares vesting on October 7, 2019. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $3,571,773. Total compensation cost expected to be recognized in future periods for unvested options at November 30, 2017 amounted to $1,242,238. During the three months ended November 30, 2017 and 2016, the Company charged to operations stock-based compensation expense of $368,050 and $322,927, respectively.

•

On November 1, 2016, the Company granted options to an employee to purchase an aggregate of 4,500,000 shares of our common stock at a price of $0.75 per share for 1/3 of the shares vesting on November 1, 2017, $1.25 per share for 1/3 of the shares vesting on November 1, 2018, and $2.00 per share for 1/3 of the shares vesting on November 1, 2019. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $3,960,769. Total compensation cost expected to be recognized in future periods for unvested options at November 30, 2017 amounted to $1,452,885. During the three months ended November 30, 2017 and 2016, the Company charged to operations stock-based compensation expense of $498,563 and $192,311, respectively.

•

On January 1, 2017, the Company granted options to an employee to purchase an aggregate of 3,750,000 shares of our common stock at a price of $1.25 per share for 1/3 of the shares vesting immediately on January 1, 2017, $1.75 per share for 1/3 of the shares vesting on January 1, 2018, and $2.50 per share for 1/3 of the shares vesting on January 1, 2019. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $5,143,711. Total compensation cost expected to be recognized in future periods for unvested options at November 30, 2017 amounted to $1,082,763. During the three months ended November 30, 2017, the Company charged to operations stock-based compensation expense of $641,202.

•

On January 1, 2017, the Company granted options to an employee to purchase an aggregate of 50,000 shares of our common stock at a price of $1.25 per share vesting immediately on January 1, 2017. The options expire December 31, 2021, unless the employee is terminated pursuant to her employment agreement. The options had an aggregate value totaling $67,894.

•

On February 1, 2017, the Company granted options to an employee to purchase an aggregate of 6,000,000 shares of our common stock at a price of $2.00 per share for 1/3 of the shares vesting on January 1, 2018, $2.75 per share for 1/3 of the shares vesting on January 1, 2019, and $3.25 per share for 1/3 of the shares vesting on January 1, 2020. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $11,134,303. Total compensation cost expected to be recognized in future periods for unvested options at November 30, 2017 amounted to $5,121,512. During the three months ended November 30, 2017, the Company charged to operations stock-based compensation expense of $1,811,801.

•

On July 31, 2017, the Company granted options to an employee to purchase an aggregate of 5,000,000 shares of our common stock at a price of $2.00 per share for 1/4 of the shares vesting immediately on July 31, 2017, $2.25 per share for 1/4 of the shares vesting on January 1, 2018, $2.50 per share for 1/4 of the shares vesting on January 1, 2019 and $2.75 per share for 1/4 of the shares vesting on January 1, 2020. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $9,436,160. Total compensation cost expected to be recognized in future periods for unvested options at November 30, 2017 amounted to $4,328,168. During the three months ended November 30, 2017, the Company charged to operations stock-based compensation expense of $2,050,448.

Stock option activity during the three months ended November 30, 2017 and the year ended August 31, 2017 were as follows:

	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price	Fair Value on Grant Date	Intrinsic Value
Balances as of August 31, 2016	4,550,000	$1.32	$2,550,380	$663,500
Granted	23,800,000	1.97	33,314,610	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of August 31, 2017	28,350,000	$1.86	$35,864,990	$663,500
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of November 30, 2017	28,350,000	$1.86	$35,864,990	$663,500

The following table summarizes information relating to exercisable stock options as of November 30, 2017:

Options Exercisable

Number	Weighted Average
of Shares	Exercise Price
7,100,000	$1.06

Aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company’s stock exceeded the exercise price of the stock options at November 30, 2017. As of November 30, 2017, the aggregate intrinsic value of stock options outstanding was approximately $1,923,500 based on the closing market price of $1.17 on November 30, 2017.

Weighted-average grant-date fair value for non-vested stock options as of November 30, 2017 and August 31, 2017 were listed as follows:

		Weighted-Average
		Grant Date
		Fair Value
	Shares	Per Share
Unvested, August 31, 2016	4,500,000	$0.56
Granted	23,800,000	1.40
Vested	(4,050,000)	1.27
Forfeited	-	-
Unvested, August 31, 2017	24,250,000	$1.27
Granted	-	-
Vested	(3,000,000)	1.27
Forfeited	-	-
Unvested, November 30, 2017	21,250,000	$1.27

The aggregate fair value of stock options vested during the three months ended November 30, 2017 and the year ended August 31, 2017 were $5,545,200 and $16,234,693, respectively. As of November 30, 2017, the total unrecognized compensation cost related to unvested stock options was $14,012,789, which is expected to be recognized in the future periods.

The fair value of each option on the date of grant is estimated using the Black Scholes option valuation model. The following weighted-average assumptions were used for options granted during the nine months ended November 30, 2017 and 2016:

Three Months Ended
November 30,
	2017	2016
Expected term	4.09 - 6.48 years	1 year
Expected average volatility	177%-183%	196% - 203%
Expected dividend yield	-	-
Risk-free interest rate	1.17% - 2.25%	0.56% - 0.81%

NOTE 7 – STOCK COMPENSATION PLANS

In the ordinary course of business, the Company may issue stock options to employees, officers and directors from time to time. Fair values of the stock option awards are based on the associated value of the services rendered, where reasonably determinable.

We granted stock options, which was adopted by our board of directors, which provides for equity incentives to be granted to certain employees.

During the year ended August 31, 2015, the Company did not grant any stock options.

During the year ended August 31, 2016, the Company granted the following stock options:

•	On August 7, 2016, the Company granted options to an employee to purchase 50,000 shares of our common stock at a price of $0.50 per share, that do not expire. The option had a value of $21,500.

•	On August 19, 2016, the Company granted options to an employee to purchase an aggregate of 4,500,000 shares of our common stock at a price of $0.75 per share, with 1/3 of the shares vesting on August 19, 2017, $1.25 per share for 1/3 of the shares vesting on August 19, 2018, and $2.00 per share for 1/3 of the shares vesting on August 19, 2019. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $2,528,880. Total compensation cost expected to be recognized in future periods for unvested options at August 31, 2017 amounted to $960,358. During the years ended August 31, 2017 and 2016, the Company charged to operations stock-based compensation expense of $1,517,713 and $50,809, respectively.

During the year ended August 31, 2017, the Company granted the following stock options:

•	On October 7, 2016, the Company granted options to an employee to purchase an aggregate of 4,500,000 shares of our common stock at a price of $0.75 per share for 1/3 of the shares vesting on October 7, 2017, $1.25 per share for 1/3 of the shares vesting on October 7, 2018, and $2.00 per share for 1/3 of the shares vesting on October 7, 2019. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $3,571,773. Total compensation cost expected to be recognized in future periods for unvested options at August 31, 2017 amounted to $1,610,288. During the year ended August 31, 2017, the Company charged to operations stock-based compensation expense of $1,961,485.

•	On November 1, 2016, the Company granted options to an employee to purchase an aggregate of 4,500,000 shares of our common stock at a price of $0.75 per share for 1/3 of the shares vesting on November 1, 2017, $1.25 per share for 1/3 of the shares vesting on November 1, 2018, and $2.00 per share for 1/3 of the shares vesting on November 1, 2019. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $3,960,769. Total compensation cost expected to be recognized in future periods for unvested options at August 31, 2017 amounted to $1,951,447. During the year ended August 31, 2017, the Company charged to operations stock-based compensation expense of $2,009,322.

•	On January 1, 2017, the Company granted options to an employee to purchase an aggregate of 3,750,000 shares of our common stock at a price of $1.25 per share for 1/3 of the shares vesting immediately on January 1, 2017, $1.75 per share for 1/3 of the shares vesting on January 1, 2018, and $2.50 per share for 1/3 of the shares vesting on January 1, 2019. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $5,143,711. Total compensation cost expected to be recognized in future periods for unvested options at August 31, 2017 amounted to $1,723,965. During the year ended August 31, 2017, the Company charged to operations stock-based compensation expense of $3,419,745.

•	On January 1, 2017, the Company granted options to an employee to purchase an aggregate of 50,000 shares of our common stock at a price of $1.25 per share vesting immediately on January 1, 2017. The options expire December 31, 2021, unless the employee is terminated pursuant to her employment agreement. The options had an aggregate value totaling $67,894. During the year ended August 31, 2017, the Company charged to operations stock-based compensation expense of $67,894.

•	On February 1, 2017, the Company granted options to an employee to purchase an aggregate of 6,000,000 shares of our common stock at a price of $2.00 per share for 1/3 of the shares vesting on January 1, 2018, $2.75 per share for 1/3 of the shares vesting on January 1, 2019, and $3.25 per share for 1/3 of the shares vesting on January 1, 2020. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $11,134,303. Total compensation cost expected to be recognized in future periods for unvested options at August 31, 2017 amounted to $6,933,313. During the year ended August 31, 2017, the Company charged to operations stock-based compensation expense of $4,200,990.

•	On July 31, 2017, the Company granted options to an employee to purchase an aggregate of 5,000,000 shares of our common stock at a price of $2.00 per share for 1/4 of the shares vesting immediately on July 31, 2017, $2.25 per share for 1/4 of the shares vesting on January 1, 2018, $2.50 per share for 1/4 of the shares vesting on January 1, 2019 and $2.75 per share for 1/4 of the shares vesting on January 1, 2020. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $9,436,160. Total compensation cost expected to be recognized in future periods for unvested options at August 31, 2017 amounted to $6,378,615. During the year ended August 31, 2017, the Company charged to operations stock-based compensation expense of $3,057,544.

Stock option activity during the years ended August 31, 2017, 2016 and 2015 were as follows:

	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price	Fair Value on Grant Date	Intrinsic Value
Balances as of August 31, 2015	-	$-	$-	$-
Granted	4,550,000	1.32	2,550,380	21,000
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of August 31, 2016	4,550,000	1.32	2,550,380	59,500
Granted	23,800,000	1.97	33,314,610	1,982,000
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of August 31, 2017	28,350,000	$1.86	$35,864,990	$2,041,500

The following table summarizes information relating to exercisable stock options as of August 31, 2017:

Options Exercisable

Number	Weighted Average
of Shares	Exercise Price
4,100,000	$1.29

Aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company’s stock exceeded the exercise price of the stock options at August 31, 2017. As of August 31, 2017, options to purchase 2,850,000 shares of common stock were exercisable and the intrinsic values of these options are $2,041,500. As of August 31, 2017, the intrinsic value of outstanding options to purchase 25,500,000 shares is $0, as these options to employees vest in future periods.

Weighted-average grant-date fair value for non-vested stock options as of August 31, 2017, 2016 and 2015 were listed as follows:

		Weighted-Average
		Grant Date
		Fair Value
	Shares	Per Share
Unvested, August 31, 2015	-	$-
Granted	4,550,000	0.56
Vested	(50,000)	0.56
Forfeited	-	-
Unvested, August 31, 2016	4,500,000	$0.56
Granted	23,800,000	1.40
Vested	(4,050,000)	1.27
Forfeited	-	-
Unvested, August 31, 2017	24,250,000	$1.27

The fair value of each option on the date of grant is estimated using the Black Scholes option valuation model. The following weighted-average assumptions were used for options granted during the years ended August 31, 2017, 2016 and 2015:

	Years Ended August 31,
	2017	2016	2015
Expected term	4.34 – 6.73 years	5.97 – 7.97 years	-
Expected average volatility	177%-183%	179%	-
Expected dividend yield	-	-	-
Risk-free interest rate	1.17% - 2.25%	1.17% - 1.58%	-

The following table summarizes information relating to outstanding and exercisable stock options as of August 31, 2017:

Options Outstanding			Options Exercisable
Number	Weighted Average Remaining Contractual	Weighted Average	Number	Weighted Average
of Shares	life (in years)	Exercise Price	of Shares	Exercise Price
50,000	No expiration	$0.5	50,000	$0.50
4,500,000	5.97	$1.33	1,500,000	$0.75
4,500,000	6.11	$1.33	-	$-
4,500,000	6.17	$1.33	-	$-
3,750,000	5.34	$1.83	1,250,000	$1.25
6,000,000	6.34	$2.67	-	$-
50,000	4.34	$1.25	50,000	$1.25
5,000,000	6.73	$2.38	-	$-
28,350,000			2,850,000